Share-based payments - Virtual share option program 2016 (Cash settled) (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) Options € / shares	Dec. 31, 2018 EUR (€) Options € / shares shares	Jul. 01, 2016 shares
Number
Exercised during the year | Options	(802,283)
Exercised during the year	€ 3.45
Exercise prices for options outstanding		€ 1
Virtual share option program 2016 (Cash settled)
Share-based payments
Number of authorized shares under the plan | shares			1,000,000
Percentage of original shares represented by authorized share under the plan			5.00%
Number of original shares for authorization of share options | shares			205,000
Number
Outstanding at January 1 | Options	802,283	802,283
Outstanding at December 31 | Options		802,283
Vested at December 31 | shares		756,083
Outstanding at January 1	€ 3.22	€ 3.22
Outstanding at December 31		€ 3.22
Liability for share options | €	€ 2,768	€ 2,170
Vested at December 31		€ 2.74
Weighted average remaining contractual life		7 years
Intrinsic value of the options vested | €		€ 2,169
Minimum | Virtual share option program 2016 (Cash settled)
Number
Exercise prices for options outstanding		€ 1.0
Maximum | Virtual share option program 2016 (Cash settled)
Number
Exercise prices for options outstanding		€ 6.0